Earnings per share - Weighted average number of ordinary shares (diluted) (Details) - shares		2 Months Ended	12 Months Ended
	Jan. 01, 2023	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average of ordinary shares outstanding (basic) (in shares)	201,783,532	202,233,997	196,041,579	201,901,743	201,747,963	201,677,981
Effect of Share-based Payment arrangements (in shares)			0	0	246,254
Weighted average number of ordinary shares (diluted) (in shares)			196,041,579	201,901,743	201,994,217